SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Schedule of estimated useful lives of goodwill and other intangible assets from the acquisition date	Estimated useful lives are presented below:

Trade Name – EVgo	15 years
Host Relationships	12 years
Customer Relationships	4 – 5 years
Developed Technology	15 years
Estimated useful lives from the acquisition date are presented below:

Trade Name – Evgo	15 years
Host Relationships	12 years
Customer Relationships	4 – 5 years
Developed Technology	15 years